GOODWILL (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill				$ 86,036
Operating Expenses Forecasted By Inflation Rate Percentage	2.00%
Goodwill, Impaired, Accumulated Impairment Loss		$ 81,590	$ 18,726
Minimum [Member]
Weighted Average Cost Of Capital Percentage	9.00%
Maximum [Member]
Weighted Average Cost Of Capital Percentage	12.00%